Additional Information Required by the Argentine Central Bank - Contributions to Garantizar S.G.R.'s Risk Fund (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Garantizar SGRs risk fund [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 990,000	$ 1,494,322